BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2015	Jun. 30, 2014
Current assets:
Cash and cash equivalents	$ 5,595	$ 8,669
Short-term investments (including securities loaned of $75 and $541)	90,931	77,040
Total cash, cash equivalents, and short-term investments	96,526	85,709
Accounts receivable, net of allowance for doubtful accounts of $335 and $301	17,908	19,544
Inventories	2,902	2,660
Deferred income taxes	1,915	1,941
Other	5,461	4,392
Total current assets	124,712	114,246
Property and equipment, net of accumulated depreciation of $17,606 and $14,793	14,731	13,011
Equity and other investments	12,053	14,597
Goodwill	16,939	20,127
Intangible assets, net	4,835	6,981
Other long-term assets	2,953	3,422
Total assets	176,223	172,384
Current liabilities:
Accounts payable	6,591	7,432
Short-term debt	4,985	2,000
Current portion of long-term debt	2,499	0
Accrued compensation	5,096	4,797
Income taxes	606	782
Short-term unearned revenue	23,223	23,150
Securities lending payable	92	558
Other	6,766	6,906
Total current liabilities	49,858	45,625
Long-term debt	27,808	20,645
Long-term unearned revenue	2,095	2,008
Deferred income taxes	2,835	2,728
Other long-term liabilities	13,544	11,594
Total liabilities	$ 96,140	$ 82,600
Commitments and contingencies
Stockholders' equity:
Common stock and paid-in capital - shares authorized 24,000; outstanding 8,027 and 8,239	$ 68,465	$ 68,366
Retained earnings	9,096	17,710
Accumulated other comprehensive income	2,522	3,708
Total stockholders' equity	80,083	89,784
Total liabilities and stockholders' equity	$ 176,223	$ 172,384